ACQUISITIONS (Shenzhen JL) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 CNY (¥)
Business Acquisition [Line Items]
Contingent purchase consideration, amount paid	$ 771,867	¥ 5,000,000	¥ 19,031,687	¥ 18,300,000
Accrued purchase consideration			7,907,229	8,083,545
Payment to selling shareholders	11,291,179	73,142,000	75,474,147	5,928,000
Deferred tax liabilities			(21,148,963)			¥ (14,021,725)
Investment in non-consolidated affiliates			81,941,685			66,184,775
Non-controlling interest		3,052,560	638,265	2,837,650
Goodwill	28,442,066		181,322,013	96,255,546		¥ 184,242,013
Pro forma consolidated financial information
Impairment of goodwill and other intangible assets(note 8)	$ 6,236,954	40,401,740	¥ 5,524,213	1,917,000
Shenzhen JL [Member]
Business Acquisition [Line Items]
Ownership interest acquired, percentage			21.00%		35.00%
Contingent purchase consideration, amount paid			¥ 4,856,000	1,428,000	¥ 24,642,154
Accrued purchase consideration			7,907,229
Payment to selling shareholders			52,092,771
Accounts receivable, net			113,783,547
Other current assets			93,492,599
Non-current assets			5,442,860
Accounts payable			(154,282,913)
Accrued expenses and other current liabilities			(29,565,780)
Noncontrolling interest			(229,724)
Intangible assets with definite lives			76,690,000
Deferred tax liabilities			(19,172,500)
Total fair value of net assets acquired			86,158,089
Purchase consideration			60,000,000		¥ 30,926,154
Investment in non-consolidated affiliates			34,674,235
Gain on investment in non-consolidated affiliates after control			17,049,903
Non-controlling interest			65,024,631
Goodwill			¥ 90,590,680
Ownership interest after acquisition, percentage			56.00%
Pro forma consolidated financial information
Net revenues			¥ 215,068,193	211,277,523
Net loss attributable to eLong, Inc.			8,079,150	¥ 2,602,191
Impairment of goodwill and other intangible assets(note 8)		¥ 40,401,740
Shenzhen JL [Member] | Trade name [Member]
Business Acquisition [Line Items]
Intangible assets with definite lives			¥ 76,690,000
Useful lives of intangible assets with definite lives, in years			5 years